Accounts Receivable, Net (Details) - Schedule of Accounts Receivable - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 22,346,276	$ 19,832,356
Less: allowance for doubtful accounts	(1,225,481)	(901,010)
Accounts receivable, net	21,120,795	18,931,346
Accounts receivable from services [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	13,411,519	14,373,341
Accounts receivable from sales [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable	$ 8,934,757	$ 5,459,015